Income tax and tax loss carryforwards, Components of deferred tax liability (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Components of deferred tax liability [Abstract]
Tax loss carryforwards	$ 467,015	$ 363,027
Inventories and provisions - net	119,381	80,601
Property and equipment and right-of-use asset	(706,696)	(575,688)
Total deferred tax liability	(120,300)	(132,060)
Tax losses expected to be utilized	$ 1,556,717	$ 1,210,090